Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information

Note 20: Quarterly Financial Information (Unaudited)

(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
2012
Revenue	$14,878	$15,211	$16,544	$15,937	$62,570
Operating income	$2,758	$3,079	$3,048	$3,294	$12,179
Net income attributable to Comcast Corporation	$1,224	$1,348	$2,113	$1,518	$6,203
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.79	$0.57	$2.32
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.78	$0.56	$2.28
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1625	$0.1625	$0.1625	$0.1625	$0.65
2011
Revenue	$12,128	$14,333	$14,339	$15,042	$55,842
Operating income	$2,224	$2,938	$2,641	$2,918	$10,721
Net income attributable to Comcast Corporation	$943	$1,022	$908	$1,287	$4,160
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.51
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.50
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1125	$0.1125	$0.1125	$0.1125	$0.45